U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 8, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Miller/Howard Funds Trust (the “Trust”) File Nos.: 333-207738 and 811-23111

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Miller/Howard Income Equity Fund, Miller/Howard Drill Bit to Burner Tip® Fund and Miller/Howard Infrastructure Fund, (the “Funds”), is Post-Effective Amendment (“PEA”) No. 8, under the 1933 Act, and Amendment No. 8, under the 1940 Act, to the Trust’s Registration Statement on Form N-1A.  This PEA No. 8 hereby incorporates Parts A, B and C from the Trust’s PEA No. 7 on Form N-1A filed on February 27, 2018.  This PEA No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 7 (Accession No. 0000894189-18-001213) to the Trust’s Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414)765-6611.

Sincerely,

/s/ Thomas Bausch

Thomas Bausch, Esq.
For U.S. Bancorp Fund Services, LLC

cc:  Thomas M. Majewski, Esq., Shearman & Sterling LLP